FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	12 Months Ended
Dec. 31, 2011
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT [Abstract]
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
NOTE 11 -	FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

A.	General

The Company operates internationally, which gives rise to exposure to market risks, mainly from changes in foreign exchange rates.

B.	Fair value of financial instruments

The fair value of financial instruments included in working capital is usually identical or close to their carrying amount.  The fair value of long-term receivables also approximate the carrying amounts, since they bear interest at rates close to prevailing market rates.